Employee Benefit Plans (Estimated Cash Flows) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Reductions In PNC Estimated 2017 employer contributions Due to Medicare Part D Subsidy	$ 1,000,000
Reduction in PNC Benefit Payments Due to Medicare Part D Subsidy, 2017	1,000,000
Reduction in PNC Benefit Payments Due to Medicare Part D Subsidy, 2018	1,000,000
Reduction in PNC Benefit Payments Due to Medicare Part D Subsidy, 2019	1,000,000
Reduction in PNC Benefit Payments Due to Medicare Part D Subsidy, 2020	1,000,000
Reduction in PNC Benefit Payments Due to Medicare Part D Subsidy, 2021	1,000,000
Reduction in PNC Benefit Payments Due to Medicare Part D Subsidy, 2022 - 2026	2,000,000
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments during 2017	285,000,000
Estimated future benefit payments during 2018	300,000,000
Estimated future benefit payments during 2019	310,000,000
Estimated future benefit payments during 2020	311,000,000
Estimated future benefit payments during 2021	312,000,000
Estimated future benefit payments during 2022-2026	1,563,000,000
Nonqualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Estimated 2017 employer contributions	27,000,000
Estimated future benefit payments during 2017	28,000,000
Estimated future benefit payments during 2018	29,000,000
Estimated future benefit payments during 2019	26,000,000
Estimated future benefit payments during 2020	25,000,000
Estimated future benefit payments during 2021	24,000,000
Estimated future benefit payments during 2022-2026	104,000,000
Gross PNC Benefit Payments
Defined Benefit Plan Disclosure [Line Items]
Estimated 2017 employer contributions	29,000,000
Estimated future benefit payments during 2017	29,000,000
Estimated future benefit payments during 2018	30,000,000
Estimated future benefit payments during 2019	29,000,000
Estimated future benefit payments during 2020	29,000,000
Estimated future benefit payments during 2021	28,000,000
Estimated future benefit payments during 2022-2026	$ 132,000,000